Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.10%
Guam–0.58%
Guam (Territory of); Series 2011 A, RB	5.13%	01/01/2042	$ 785	$ 796,696
Guam (Territory of) Power Authority;
Series 2010 A, RB(a)(b)	5.50%	10/01/2020	410	417,134
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2023	185	200,440
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2024	235	254,275
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2030	420	450,047
Series 2012 A, Ref. RB	5.00%	10/01/2034	520	535,127
Guam (Territory of) Waterworks Authority;
Series 2010, RB(a)(b)	5.63%	07/01/2020	1,000	1,004,340
Series 2014 A, Ref. RB	5.00%	07/01/2029	285	305,628
Guam Housing Corp.; Series 1998 A, RB(d)	5.75%	09/01/2031	700	726,796
				4,690,483
Northern Mariana Islands–0.24%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	355	344,066
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(d)	6.25%	03/15/2028	970	911,140
Series 1998 A, RB(d)	6.60%	03/15/2028	730	701,939
				1,957,145
Pennsylvania–85.95%
Aliquippa School District; Series 2018, Ref. GO Bonds	4.00%	12/01/2041	1,750	1,967,980
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds(e)	5.00%	11/01/2041	2,820	3,417,079
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	11,500	13,934,895
Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	6,179,416
Allegheny (County of), PA Higher Education Building Authority (Carlow University);
Series 2011, RB(a)	6.00%	11/01/2021	570	598,409
Series 2011, RB(a)(b)	6.75%	11/01/2021	1,125	1,226,959
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	2,000	2,020,620
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB(a)(b)	5.50%	03/01/2021	550	571,753
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB	6.00%	05/01/2028	180	196,227
Series 2010 A, RB	5.50%	10/15/2030	2,250	2,267,392
Series 2010 A, RB	5.75%	10/15/2040	3,650	3,673,725
Series 2017, RB	5.00%	10/15/2037	615	627,497
Series 2017, RB	5.00%	10/15/2047	1,500	1,502,655
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	17,496,139
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(f)	1.28%	02/01/2037	750	722,993
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,126,432
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - East);
Series 2010 C, RB	5.90%	08/15/2026	270	271,590
Series 2010 C, RB	6.38%	08/15/2035	1,200	1,205,952
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	700	703,990
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,500	1,543,170
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB	5.60%	07/01/2023	9,085	8,737,408
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(d)	6.10%	01/20/2043	1,180	1,183,410
Allegheny (County of), PA Residential Finance Authority (Broadview Manor Apartments); Series 2007 A, RB (CEP - GNMA)(d)	5.95%	01/20/2043	1,515	1,518,136
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Allegheny (County of), PA Residential Finance Authority (Versailles-Archer Apartments); Series 2007 C, RB (CEP - GNMA)(d)	6.16%	01/20/2043	$ 1,520	$ 1,524,454
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB(e)	5.00%	12/01/2045	2,120	2,496,003
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(g)	5.00%	05/01/2042	615	615,769
Series 2018, RB(g)	5.38%	05/01/2042	4,000	4,008,840
Allentown City School District;
Series 2018 B, GO Bonds	5.00%	06/01/2036	1,250	1,498,537
Series 2018 B, GO Bonds	5.00%	06/01/2037	1,255	1,502,147
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,136,149
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	498,665
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	589,524
Series 2017 C, RB	5.00%	05/15/2047	475	466,707
Series 2017, RB	5.00%	05/15/2042	600	598,398
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2047	500	520,940
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,024,380
Bethlehem (City of), PA;
Series 2011 A, Ref. GO Bonds(a)(b)(c)	6.50%	06/01/2021	1,750	1,858,500
Series 2014, Ref. RB (INS - BAM)(c)	5.00%	11/15/2030	425	471,113
Series 2014, Ref. RB (INS - BAM)(c)	5.00%	11/15/2031	425	471,113
Bethlehem Area School District; Series 2015 A, GO Bonds	5.00%	08/01/2035	3,000	3,583,590
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	279,528
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(a)(b)	5.38%	12/01/2021	1,100	1,183,336
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(a)(b)	6.25%	11/15/2021	950	1,032,317
Series 2011, RB(a)(b)	7.00%	11/15/2021	2,000	2,192,240
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	558,690
Cheltenham (Township of), PA;
Series 2018, GO Bonds(a)(b)	4.00%	07/01/2023	170	189,162
Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,786,909
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,347,740
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	195	168,911
Series 2019, Ref. RB	4.00%	12/01/2039	305	239,584
Series 2019, Ref. RB	5.00%	12/01/2051	3,000	2,600,370
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	801,809
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	663,899
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,500	1,886,355
Series 2019, RB	4.00%	12/01/2049	1,500	1,718,325
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	1,000	1,036,060
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,015,910
Series 2013, RB	5.00%	08/01/2045	750	754,170
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	1,000	1,078,450
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,218,663
Series 2014 A, RB	5.00%	07/01/2045	1,000	894,430
Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,403,756
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,740,967
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,894,345
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Commonwealth Financing Authority;
Series 2018, RB(e)(h)	5.00%	06/01/2034	$ 2,500	$ 2,990,000
Series 2018, RB(e)(h)	5.00%	06/01/2035	13,900	16,564,630
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2012, Ref. RB	5.25%	01/01/2041	2,750	2,463,092
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	1,270	1,294,041
Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,566,784
Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,146,602
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,172,580
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	905	923,697
Series 2019, Ref. RB	5.00%	05/01/2048	3,440	3,458,954
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	584,496
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,225	4,839,238
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	500	502,635
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,330,600
Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(a)(c)	5.38%	11/15/2023	45	46,544
Delaware (County of), PA Authority (Neumann University);
Series 2010, RB	5.00%	10/01/2025	1,150	1,143,548
Series 2010, RB	5.25%	10/01/2031	1,250	1,246,950
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,391,441
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,209,527
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	240,007
Delaware (County of), PA Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	425	425,510
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(g)	5.13%	06/01/2046	1,980	1,870,110
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	563,571
Series 2012, Ref. RB	5.00%	01/01/2027	535	553,741
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,424,490
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	257,328
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	742,950
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB	5.00%	07/01/2030	1,000	1,024,920
Series 2013, RB	5.00%	07/01/2035	1,750	1,770,912
Series 2014, RB	5.00%	07/01/2039	250	252,445
Series 2015, RB	5.00%	07/01/2030	820	852,406
Series 2015, RB	5.00%	07/01/2035	1,060	1,080,013
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	698,809
Series 2016, Ref. RB	5.00%	12/01/2039	370	397,728
Erie (City & County of), PA City Water Authority;
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	12/01/2049	5,000	5,837,850
Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	12/01/2043	1,280	1,592,691
Erie (City of), PA Higher Education Building Authority (Gannon University);
Series 2010 A, RB	5.38%	05/01/2030	1,000	1,000,480
Series 2010 A, RB	5.50%	05/01/2040	2,565	2,565,308
Series 2013, RB	5.00%	05/01/2038	7,840	7,895,586
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB(a)(b)	5.38%	07/01/2020	1,000	1,004,100
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	420,470
Series 2018, Ref. RB	5.00%	12/01/2053	700	595,889
Series 2019, RB	5.00%	12/01/2039	755	682,565
Series 2019, RB	5.00%	12/01/2054	3,000	2,545,950
Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	2,279,160
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	$ 1,515	$ 1,547,300
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	500	515,040
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	2,190	2,547,824
Series 2017 XF0602, Revenue Ctfs.(e)	5.00%	02/15/2045	17,715	20,609,454
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	909,712
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	5.00%	12/01/2044	1,850	2,019,848
Series 2019, RB	5.00%	12/01/2049	2,755	2,997,798
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,067,831
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	577,138
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	227,138
Lancaster (County of), PA Hospital Authority (St. Annes Retirement Community, Inc.);
Series 2020, Ref. RB	5.00%	03/01/2040	625	591,913
Series 2020, Ref. RB	5.00%	03/01/2045	475	443,056
Series 2020, Ref. RB	5.00%	03/01/2050	625	575,163
Langhorne Manor (Borough of), PA Higher Education & Health Authority (Woods Services); Series 2013, RB	4.00%	11/15/2033	15	15,027
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, RB	5.00%	07/01/2044	1,000	1,142,900
Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,604,250
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	708,386
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,336	5,313,885
Series 2014 B, RB(i)	7.50%	02/01/2044	2,920	1,198,589
Series 2014 C, RB(j)	0.00%	02/01/2044	3,238	712
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	750	785,543
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	434,039
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	759,353
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	986,760
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	4,270	4,778,130
Series 2019, Ref. RB	4.00%	09/01/2049	4,000	4,187,840
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2010, RB(a)(b)	6.50%	12/01/2021	300	327,909
Series 2012, Ref. RB	5.00%	11/15/2028	900	923,022
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	850	897,362
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.);
Series 2010, RB(a)(b)	6.63%	12/01/2021	1,500	1,642,335
Series 2016, Ref. RB	5.00%	11/15/2036	11,075	11,482,338
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,037,440
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	6,135	7,211,018
Northampton (County of), PA General Purpose Authority (Moravian College);
Series 2012, RB	5.00%	07/01/2031	2,860	2,926,295
Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,306,587
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	376,992
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	9,041,175
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB(k)(l)	5.00%	12/31/2023	14,827	3,706,652
Series 2013, RB(k)(l)	5.00%	12/31/2023	4,045	1,011,350
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	$ 920	$ 885,242
Series 2019, Ref. RB	5.00%	11/01/2039	500	450,505
Series 2019, Ref. RB	5.00%	11/01/2044	950	827,916
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	895,461
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,045,050
Penn Hills School District; Series 2020, Ref. GO Bonds	3.00%	10/01/2042	4,000	4,216,440
Pennsylvania (Commonwealth of);
First Series 2014, GO Bonds(e)	5.00%	06/15/2034	3,000	3,491,370
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	604,552
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	712,260
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	3,795	3,860,464
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB(e)	5.00%	08/15/2046	2,200	2,619,562
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(d)	5.00%	11/01/2041	1,200	1,301,316
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	920	1,077,927
Pennsylvania (State of) Economic Development Financing Authority (Covanta Holding Corp.); Series 2019 A, RB(d)(g)	3.25%	08/01/2039	1,250	1,043,600
Pennsylvania (State of) Economic Development Financing Authority (Forum Place); Series 2012, RB(a)(b)	5.00%	03/01/2022	3,000	3,244,410
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	635	638,423
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(d)	5.00%	12/31/2034	775	837,690
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(d)	5.00%	12/31/2038	460	492,011
Series 2015, RB(d)	5.00%	06/30/2042	8,500	9,020,285
Pennsylvania (State of) Economic Development Financing Authority (UPMC); Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,597,740
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	1,070	992,414
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Gwynedd-Mercy College); Series 2012 KK1, RB	5.38%	05/01/2042	1,300	1,335,958
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-St. Francis University);
Series 2011 JJ2, RB(a)(b)	6.00%	11/01/2021	1,750	1,892,712
Series 2011 JJ2, RB(a)(b)	6.25%	11/01/2021	2,250	2,441,430
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation Student Housing); Series 2010, RB(a)(b)	5.80%	07/01/2020	3,000	3,012,960
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB(a)(b)	6.00%	07/01/2020	4,000	4,017,840
Pennsylvania (State of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB	6.25%	09/01/2033	320	336,096
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University);
Series 2012, RB	5.00%	05/01/2029	2,650	2,700,297
Series 2012, RB	5.00%	05/01/2042	1,180	1,181,015
Pennsylvania (State of) Higher Educational Facilities Authority (Pennsylvania State University); Series 2002, RB	5.00%	03/01/2022	20	20,073
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Services, Inc. Student Housing at Shippensburg University of Pennsylvania);
Series 2011, RB(a)(b)	6.00%	10/01/2021	3,000	3,221,850
Series 2011, RB(a)(b)	6.25%	10/01/2021	7,000	7,540,890
Series 2012, RB(a)(b)	5.00%	10/01/2022	1,400	1,553,734
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB(a)	5.00%	11/01/2034	500	509,755
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	570	605,910
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (The Foundation for Indiana University of Pennsylvania Student Housing at Indiana University of Pennsylvania); Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	$ 750	$ 821,078
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,157,612
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,264,490
Series 2019, RB	4.00%	08/15/2049	1,465	1,608,878
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, RB	5.00%	07/01/2042	2,000	2,002,620
Pennsylvania (State of) Higher Educational Facilities Authority (Ursinus College); Series 2012 A, RB	5.00%	01/01/2029	1,000	1,022,690
Pennsylvania (State of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,019,200
Pennsylvania (State of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,636,100
Pennsylvania (State of) Public School Building Authority (Harrisburg Area Community College); Series 2011, RB	5.00%	10/01/2031	5,000	5,182,800
Pennsylvania (State of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(a)(b)	5.00%	04/01/2022	250	271,098
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	4,617,262
Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	8,795	10,466,402
Series 2016, Ref. RB	5.00%	06/01/2036	4,800	5,699,280
Pennsylvania (State of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(c)(i)	6.25%	06/01/2033	2,000	2,578,900
Series 2009 E, RB(i)	6.38%	12/01/2038	11,435	14,300,497
Series 2014 A-1, RB	5.00%	12/01/2032	2,000	2,262,840
Series 2015 B, RB	5.00%	12/01/2030	500	591,570
Series 2015 B, RB	5.00%	12/01/2031	1,000	1,177,360
Series 2017 A, RB	5.50%	12/01/2042	5,000	5,797,150
Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,253,280
Series 2018 A-2, RB	5.00%	12/01/2043	535	637,891
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	7,111,140
Series 2018 B, RB	5.25%	12/01/2048	630	752,787
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,180,020
Series 2019 A, RB (INS - AGM)(c)	4.00%	12/01/2049	3,800	4,185,510
Subseries 2010 A-2, RB(a)(b)(i)	5.50%	12/01/2020	1,080	1,108,264
Subseries 2010 A-2, Ref. RB(a)(b)(i)	5.50%	12/01/2020	4,920	5,048,756
Subseries 2010 B-2, RB(a)(b)(i)	5.00%	12/01/2020	360	368,619
Subseries 2010 B-2, RB(a)(b)(i)	5.13%	12/01/2020	500	512,285
Subseries 2010 B-2, RB(a)(b)(i)	6.00%	12/01/2020	4,000	4,114,201
Subseries 2010 B-2, Ref. RB(a)(b)(i)	5.00%	12/01/2020	265	271,344
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,000	1,148,820
Pennsylvania State University;
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,702,987
Series 2017 A, RB	5.00%	09/01/2047	2,500	3,024,175
Series 2019 A, RB	5.00%	09/01/2044	1,330	1,684,591
Philadelphia (City of), PA;
Ninth Series 2010, RB(a)(b)	5.25%	08/01/2020	390	393,272
Ninth Series 2010, RB	5.25%	08/01/2040	610	614,868
Series 2010 A, RB	5.25%	06/15/2030	125	125,386
Series 2010 C, RB(a)(b)	5.00%	08/01/2020	1,250	1,259,950
Series 2011, GO Bonds(a)(b)	6.00%	08/01/2020	500	504,790
Series 2011, GO Bonds(a)(b)	6.50%	08/01/2020	6,260	6,324,040
Series 2017 A, RB	5.00%	10/01/2052	1,895	2,256,755
Series 2017 A, RB(e)(h)	5.25%	10/01/2052	2,070	2,500,063
Series 2017 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	08/01/2035	3,500	4,324,775
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	860,244
Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	19,700	22,066,167
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	880	1,068,654
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Series 2018 A, RB	5.00%	10/01/2053	$ 7,000	$ 8,496,810
Series 2019 B, GO Bonds	5.00%	02/01/2039	300	375,243
Series 2019 B, RB	5.00%	11/01/2049	4,635	5,717,041
Series 2019 B, RB	5.00%	11/01/2054	11,030	13,558,958
Philadelphia (City of), PA (Philadelphia Gas Works Co.); Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	4,143,995
Philadelphia (City of), PA Authority for Industrial Development (Global Leadership Academy Charter School); Series 2010, RB	5.75%	11/15/2030	1,000	1,005,940
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	340,158
Series 2019, RB	5.00%	06/15/2039	500	489,180
Series 2019, RB	5.00%	06/15/2050	350	327,821
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	2,040	2,042,611
Series 2010 A, IDR	5.63%	06/15/2042	4,000	4,003,760
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,630	2,568,537
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,467,160
Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,135,100
Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,281,642
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(e)	5.00%	07/01/2042	1,500	1,667,760
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	5.00%	12/01/2058	4,165	4,746,892
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	879,570
Series 2017, Ref. RB	5.00%	07/01/2049	500	424,920
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	1,000	1,041,970
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,103,230
Philadelphia (City of), PA Housing Authority;
Series 2002 A, RB (INS - AGM)(c)	5.00%	12/01/2021	250	250,908
Series 2017, RB	5.00%	05/01/2039	1,300	1,533,038
Series 2017, RB	5.00%	05/01/2042	2,415	2,831,394
Series 2017, RB	5.00%	05/01/2047	3,335	3,885,408
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(k)	6.13%	03/15/2043	3,085	3,085,000
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	450	455,985
Series 2012, RB	6.25%	04/01/2042	1,500	1,515,555
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	966,096
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	500	503,300
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	596,928
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB(a)(b)	6.00%	08/01/2020	700	706,587
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,575,510
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(a)(b)	6.63%	12/15/2022	750	866,655
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(g)	6.50%	06/15/2033	945	946,540
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	13,365	14,711,524
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(g)	5.00%	03/15/2045	540	518,756
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(c)	5.25%	02/15/2029	$ 25	$ 25,095
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	1,012,528
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	600,151
Philadelphia Authority for Industrial Development (St. Joseph’s University); Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	1,962,928
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(c)	5.00%	06/01/2025	535	640,459
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	12,294,600
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	12,240,600
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,206,040
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(c)	5.00%	02/01/2035	1,225	1,229,532
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS - AGM)(c)	5.00%	02/01/2031	1,000	1,004,220
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(d)	6.13%	01/20/2043	2,590	2,595,387
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	569,020
Series 2019 A, RB (INS - AGM)(c)	5.00%	09/01/2044	1,200	1,502,556
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,488,520
Reading (City of), PA Housing Authority;
Series 2010, RB	5.63%	06/01/2042	900	910,764
Series 2010, RB	5.88%	06/01/2052	2,895	2,930,811
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2037	1,500	1,799,250
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2038	1,500	1,789,425
School District of Philadelphia (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,213,540
Scranton School District;
Series 2017 E, Ref. GO Bonds	5.00%	12/01/2034	820	1,008,797
Series 2017 E, Ref. GO Bonds	5.00%	12/01/2035	750	919,020
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,158,020
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	12/01/2030	1,055	1,265,494
State Public School Building Authority (Philadelphia School District); Series 2012, RB(a)(b)	5.00%	04/01/2022	2,780	3,014,604
Susquehanna Area Regional Airport Authority;
Series 2012 A, RB(d)	5.00%	01/01/2027	1,185	1,187,346
Series 2017, Ref. RB(d)	5.00%	01/01/2038	1,350	1,330,047
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB(a)(b)	7.00%	08/01/2021	1,000	1,077,040
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	501,960
West Shore Area Authority (Holy Spirit Hospital of the Sisters of Christian Charity);
Series 2011 B, RB	5.63%	01/01/2032	2,000	2,123,540
Series 2011, RB(a)(b)	6.50%	01/01/2021	1,835	1,901,262
Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(c)	5.00%	08/15/2038	2,000	2,313,440
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB(a)(b)	5.00%	11/01/2020	850	864,424
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds	5.00%	08/01/2034	2,600	3,152,370
Series 2016 B, GO Bonds	5.00%	08/01/2036	2,125	2,548,066
				698,384,991
Puerto Rico–15.29%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	155	155,806
Series 2002, RB	5.50%	05/15/2039	17,000	17,088,400
Series 2005 A, RB(m)	0.00%	05/15/2050	53,320	7,848,704
Series 2008 A, RB(m)	0.00%	05/15/2057	451,500	24,719,625
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2001, GO Bonds (INS - AGM)(c)	5.13%	07/01/2030	$ 7,405	$ 7,452,170
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(c)	6.00%	07/01/2027	15	15,150
Series 2004 A, GO Bonds(j)	5.00%	07/01/2029	2,185	1,351,969
Series 2009 B, Ref. GO Bonds(j)	6.50%	07/01/2037	1,000	631,250
Series 2009 B, Ref. GO Bonds(j)	5.75%	07/01/2038	120	73,350
Series 2009 B, Ref. GO Bonds(j)	6.00%	07/01/2039	50	31,438
Series 2009 C, Ref. GO Bonds(j)	6.00%	07/01/2039	9,745	6,054,081
Series 2011 A, GO Bonds(j)	5.75%	07/01/2041	3,000	1,762,500
Series 2011 A, Ref. GO Bonds(j)	6.00%	07/01/2028	790	496,712
Series 2011 C, Ref. GO Bonds(j)	5.75%	07/01/2036	9,000	5,085,000
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB(i)	6.13%	07/01/2024	1,700	1,793,500
Series 2012 A, RB	5.25%	07/01/2029	810	826,200
Series 2012 A, RB	5.13%	07/01/2037	3,000	2,978,340
Series 2012 A, RB	5.75%	07/01/2037	1,460	1,481,900
Series 2012 A, RB	6.00%	07/01/2047	1,005	1,022,587
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025	6,000	6,043,800
Series 2007 TT, RB(j)	5.00%	07/01/2025	1,450	895,375
Series 2010 AAA-RSA-1, RB(j)	5.25%	12/31/2049	1,435	889,700
Series 2010 XX, RB(j)	5.25%	07/02/2040	2,445	1,515,900
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(j)	5.00%	07/01/2038	10	4,625
Series 2002 D, RB (INS - AGM)(c)	5.00%	07/01/2032	965	969,005
Series 2003 AA-2, Ref. RB(j)	5.30%	07/02/2035	1,000	930,000
Series 2003 H, Ref. RB(j)	5.00%	12/31/2049	325	150,312
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 2006, RB	5.00%	03/01/2036	1,250	1,166,675
Series 2012, Ref. RB	5.13%	04/01/2032	125	119,973
Series 2012, Ref. RB	5.38%	04/01/2042	185	175,299
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB(j)	5.00%	07/01/2041	270	67,500
Series 2007 A, RB(j)	6.50%	10/01/2037	1,400	283,500
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(j)	5.25%	07/01/2036	1,015	726,994
Series 2007 M, Ref. RB(b)(j)	10.00%	07/01/2034	3,000	2,358,750
Series 2007 M-2, Ref. RB (INS - AMBAC)	10.00%	07/01/2035	1,000	1,070,010
Series 2009 P, Ref. RB(j)	6.50%	07/01/2030	1,500	1,125,000
Series 2009 P, Ref. RB(j)	6.75%	07/01/2036	1,000	755,000
Series 2009 P, Ref. RB(j)	6.00%	12/31/2049	1,265	925,031
Series 2011 S, RB(j)	6.00%	07/01/2041	2,070	1,521,450
Puerto Rico Public Finance Corp.; Series 2011 B, RB(j)	5.50%	08/01/2031	5,725	94,463
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(m)	0.00%	07/01/2029	555	402,147
Series 2018 A-1, RB(m)	0.00%	07/01/2031	716	471,293
Series 2018 A-1, RB(m)	0.00%	07/01/2033	5,940	3,566,614
Series 2018 A-1, RB	4.50%	07/01/2034	590	596,779
Series 2018 A-1, RB(m)	0.00%	07/01/2046	7,662	1,989,285
Series 2018 A-1, RB(m)	0.00%	07/01/2051	6,242	1,184,107
Series 2018 A-1, RB	4.75%	07/01/2053	2,190	2,136,389
Series 2018 A-1, RB	5.00%	07/01/2058	5,537	5,555,051
Series 2019 A-2, RB	4.54%	07/01/2053	91	85,599
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,181,502
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,170,300
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,274,000
				124,270,110
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–1.04%
Tobacco Settlement Financing Corp.;
Series 2001, RB	5.00%	05/15/2031	$ 970	$ 971,358
Series 2006, RB(m)	0.00%	05/15/2035	13,345	4,259,059
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(d)	5.00%	09/01/2029	575	554,421
Virgin Islands (Government of) Public Finance Authority; Series 2014 C, Ref. RB	5.00%	10/01/2039	2,500	2,186,625
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	500	472,335
				8,443,798
TOTAL INVESTMENTS IN SECURITIES(n)–103.10% (Cost $835,215,700)					837,746,527
FLOATING RATE NOTE OBLIGATIONS–(4.18)%
Notes with interest and fee rates ranging from 0.66% to 0.76% at 05/31/2020 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(o)				(33,965,000)
OTHER ASSETS LESS LIABILITIES–1.08%					8,751,011
NET ASSETS –100.00%					$812,532,538
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $9,003,615, which represented 1.11% of the Fund’s Net Assets.
(h)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $27,730,612, which represented 3.41% of the Fund’s Net Assets.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Zero coupon bond issued at a discount.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $56,355,921 are held by TOB Trusts and serve as collateral for the $33,965,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$829,943,525	$7,803,002	$837,746,527
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rochester Pennsylvania Municipal Fund to Invesco Rochester Pennsylvania Municipal Fund.
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund